Average Annual Total Returns - Artisan Small Cap Fund	Investor 1-Year	Investor 5-Year	Investor 10-Year	Investor Since Inception	Investor Inception Date	Investor Return After Taxes on Distributions 1-Year	Investor Return After Taxes on Distributions 5-Year	Investor Return After Taxes on Distributions 10-Year	Investor Return After Taxes on Distributions Since Inception	Investor Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 10-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Investor Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor 1-Year	Advisor 5-Year	Advisor 10-Year	Advisor Since Inception	Advisor Inception Date	Advisor Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional 1-Year	Institutional 5-Year	Institutional 10-Year	Institutional Since Inception	Institutional Inception Date	Institutional Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10-Year	Institutional Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 10-Year	Institutional Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	61.00%	25.29%	18.66%	11.51%	Mar. 28, 1995	58.89%	22.62%	17.13%	10.26%	37.35%	19.87%	15.41%	9.56%	19.96%	13.26%	11.20%	9.65%	34.63%	16.36%	13.48%	8.89%	61.19%			30.29%	Feb. 01, 2017	19.96%			11.50%	34.63%			17.61%	61.31%	25.56%		19.65%	May 07, 2012	19.96%	13.26%		12.66%	34.63%	16.36%		15.09%